UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 30, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None



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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     67

Form13F Information Table Value Total: $    1,826,607,366

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M Co.				      Common Stock	88579Y101  $17,328,725 	 	  192,520     Sole	    	     Sole
Abbott Laboratories		      Common Stock	002824100  $27,107,846 	 	  665,060     Sole		     Sole
Agilent Technologies Inc.	      Common Stock	00846U101  $23,634,816 	 	  807,200     Sole		     Sole
Albertson's Inc			      Common Stock	013104104  $50,187,140 	        1,891,000     Sole		     Sole
Allstate Corp.			      Common Stock	020002101  $24,978,730 	          536,600     Sole		     Sole
American International Group	      Common Stock	026874107  $26,441,512 	          370,953     Sole		     Sole
AT& T Corp.			      Common Stock	001957109  $ 7,710,010 	          527,000     Sole		     Sole
AT&T Wireless Services		      Common Stock	00209A106  $   304,014 	           21,230     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103  $43,580,328 	        1,040,600     Sole		     Sole
Bally Total Fitness		      Common Stock	05873K108  $   675,000 	          135,000     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104  $74,158,982 	          876,377     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102  $20,053,056 	          764,800     Sole		     Sole
Berkshire Hathaway Inc. Cl A	      Common Stock	084670108  $    88,950 	                1     Sole		     Sole
Boeing Co.			      Common Stock	097023105  $58,598,186 	        1,146,960     Sole		     Sole
BP Amoco			      Common Stock	055622104  $29,051,440 	          542,308     Sole		     Sole
Bristol Myers Squibb		      Common Stock	110122108  $68,250,630 	 	2,785,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101  $ 8,873,448 	 	  111,700     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100  $24,479,329 	 	  260,114     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101  $62,022,444 	 	1,333,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100  $30,761,502 	 	  609,380     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101  $23,893,389 	 	  852,422     Sole		     Sole
Costco Wholesale Corp		      Common Stock	22160K105  $   193,029 	 	    4,700     Sole		     Sole
Dell Inc.			      Common Stock	247025109  $40,716,594 	 	1,136,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103  $38,945,016 	 	  956,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109  $54,041,372 	 	1,216,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106  $72,056,547 	 	3,551,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102  $39,134,092 	 	  881,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109  $71,600,483 	 	1,003,370     Sole		     Sole
Fleming Co. series B 10 5/8% due 7/31/2007
				      Common Bond	339130AL0  $     1,619 		      259     Sole	  	     Sole
Ford Motor Co.			      Common Stock	345370860  $42,070,987 		2,688,242     Sole		     Sole
Gateway				      Common Stock	367626108  $ 2,250,000 	 	  500,000     Sole		     Sole
General Electric Co.		      Common Stock	369604103  $67,550,922 	 	2,084,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105  $42,281,357 	 	  907,520     Sole		     Sole
Grubb & Ellis			      Common Stock	400095204  $   664,660 	 	  334,000     Sole		     Sole
Hewlett-Packard Co.		      Common Stock	428236103  $10,098,460 	 	  478,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102  $ 7,307,326 	 	  207,595     Sole		     Sole
Honda Motor Co Ltd		      Common Stock	438128308  $   972,800 	 	   40,000     Sole		     Sole
Hospira				      Common Stock	441060100  $ 1,835,566 	  	   66,506     Sole		     Sole
Intel Corp.			      Common Stock	458140100  $ 9,029,616 	 	  327,160     Sole		     Sole
International Business Machines       Common Stock	459200101  $35,312,890 	 	  400,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104  $31,953,976 	 	  573,680     Sole		     Sole
Kroger Co			      Common Stock	501044101  $   171,080 	   	    9,400     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101  $20,272,200 	 	  779,700     Sole		     Sole
Medco Health Solutions Inc.	      Common Stock	58405U102  $ 5,530,746 	 	  147,487     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107  $77,517,150 	 	1,631,940     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108  $13,225,100 	 	  245,000     Sole		     Sole
MGIC Investment Corp.		      Common Stock	552848103  $ 1,289,620 	 	   17,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104  $ 4,214,314 	 	  147,560     Sole		     Sole
Midwest Express Holding		      Common Stock	597911106  $ 1,588,770 	 	  381,000     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108  $20,741,645 	 	  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103  $73,313,950 	 	2,138,680     Sole		     Sole
PMI Group Inc.			      Common Stock	69344M101  $ 1,218,560 	 	   28,000     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105  $31,088,213 	 	  585,686     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109  $26,087,648 	 	  479,200     Sole		     Sole
Radian Group Inc.		      Common Stock	750236101  $ 1,005,900 	 	   21,000     Sole		     Sole
Safeway Inc.			      Common Stock	786514208  $   195,118 	 	    7,700     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103  $77,908,512 		3,388,800     Sole		     Sole
SBC Communications Inc.		      Common Stock	78387G103  $40,457,318 	 	1,668,343     Sole		     Sole
Tellabs Inc.			      Common Stock	879664100  $   957,030 	 	  109,500     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104  $ 8,124,480 	 	  336,000     Sole		     Sole
The Walt Disney Co.		      Common Stock	254687106  $ 9,789,944 	 	  384,070     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104  $28,764,138 	 	  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102  $37,304,350 	 	  838,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103  $26,707,112 	 	  506,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103  $64,103,760 	 	1,659,000     Sole		     Sole
Winn-Dixie Stores Inc.		      Common Stock	974280109  $   216,000 	 	   30,000     Sole		     Sole
Wyeth				      Common Stock	983024100  $64,617,920 	 	1,787,000     Sole		     Sole

====================================================================================================================================

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